Received SEC
MAR 27 2009
Washington, DC 20549

NYSE Regulation

09000987

CERTPAC
001-06523

VIA FACSIMILE AND U.S. MAIL
March 27, 2009

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Bank of America Corporation

Issuer CIK:	0000070858
Issuer File Number:	001-06523
Form 8-A Date:	3/27/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 26, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Market Index Target Term Securities Linked to the S&P 500 Index due March 28, 2014

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance